CONSOLIDATED STATEMENT OF CASH FLOWS S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
CASH AND CASH EQUIVALENTS FROM OPERATING ACTIVITIES
Net profit for the year	S/ 4,352,331	S/ 4,071,305	S/ 4,181,648
Adjustment to reconcile net profit to net cash arising from operating activities:
Provision for credit losses on loan portfolio	2,100,091	1,814,898	2,057,478
Depreciation and amortization	455,032	429,122	419,975
Depreciation for right-of-use assets	177,307	0	0
Depreciation of investment properties	6,727	7,405	6,440
Deferred (income) tax expense	(52,540)	91,101	(3,556)
Adjustment of technical reserves	761,970	713,433	608,072
Net gain on securities	(546,814)	(242,829)	(760,772)
Impairment loss on goodwill	0	38,189	0
Provision for sundry risks	27,272	42,236	29,023
Gain (loss) on financial assets designated at fair value through profit and loss	(93,664)	53,935	(67,633)
Net gain of trading derivatives	(6,043)	(13,262)	(103,580)
Net Income from sale of property, furniture and equipment	(16,869)	(54,952)	(36,970)
Net loss (gain) from sale of seized and recovered assets	9,617	3,411	(2,494)
Expense for share-based payment transactions	120,062	106,865	104,170
Others	(19,735)	(16,022)	2,363
Net (increase) decrease in assets:
Loans	(6,767,721)	(10,236,155)	(8,387,767)
Investments at fair value through profit or loss	(206,534)	530,918	(16,400)
Investments at fair value through other comprehensive income	771,680	(837,699)	0
Investments available-for-sale	0	0	(5,380,789)
Cash collateral, reverse repurchase agreements and securities borrowings	(265,157)	3,604,105	3,134,530
Other assets	(1,066,465)	(1,078,163)	425,245
Net increase (decrease) in liabilities
Deposits and obligations	7,457,393	5,583,328	12,779,204
Due to Banks and correspondents	426,411	267,383	661,747
Payables from repurchase agreements and securities lending	(1,714,532)	(4,069,121)	(1,661,576)
Bonds and notes issued	670,877	(1,264,573)	788,144
Short-term and low-value lease payments	(63,047)	0	0
Other liabilities	1,584,192	1,310,271	1,745,720
Income tax paid	(1,168,130)	(1,106,700)	(1,014,907)
Net cash flow from operating activities	6,933,711	(251,571)	9,507,315
NET CASH FLOWS FROM INVESTING ACTIVITIES
Revenue from sale of property, furniture and equipment	35,355	95,063	44,137
Revenue from sale of investment property	38,969	25,552	115,705
Purchase of property, furniture and equipment	(134,776)	(181,459)	(143,851)
Purchase of investment property	(33,321)	(49,519)	(9,217)
Purchase of intangible assets	(371,957)	(419,789)	(271,722)
Purchase of investment at amortized cost	(1,688,443)	(3,613,093)	0
Revenue from sales and reimbursement of investment at amortized cost	3,256,332	4,083,902	0
Purchase of investments held-to-maturity	0	0	(2,242,548)
Revenue from sales and reimbursement of investments held-to-maturity	0	0	2,757,402
Acquisition of subsidiaries, net of cash received	(375,952)	0	0
Net cash flows from investing activities	726,207	(59,343)	249,906
NET CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(1,595,229)	(1,130,427)	(979,989)
Dividends paid to non-controlling interest of subsidiaries	(52,971)	(45,134)	(50,234)
Additional dividends paid	(638,092)	0	(1,252,255)
Principal payments of leasing contracts	(147,841)	0	0
Interest payments of leasing contracts	(37,438)	0	0
Subordinated bonds	(977,009)	0	(40,049)
Purchase of treasury stock	(103,225)	(95,413)	(71,008)
Acquisition of non-controlling interest	0	(174,472)	0
Net cash flows from financing activities	(3,551,805)	(1,445,446)	(2,393,535)
Net increase (decrease) of cash and cash equivalents before effect of changes in exchange rate	4,108,113	(1,756,360)	7,363,686
Effect of changes in exchange rate of cash and cash equivalents	(294,874)	704,966	(784,685)
Cash and cash equivalents at the beginning of the period	22,160,803	23,212,197	16,633,196
Cash and cash equivalents at the end of the period	25,974,042	22,160,803	23,212,197
Additional information from cash flows
Interest received	12,349,495	11,469,209	10,935,640
Interest paid	(3,193,536)	(3,034,140)	(2,885,989)
Transactions that do not represent cash flow
Recognition of lease operations	852,800	0	0
Reclassification from investments at amortized cost to fair value with changes in equity	S/ 241,656	S/ 0	S/ 0